Schedule Of Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Income Tax Disclosure [Abstract]
Current - Federal					$ (3)
Current - State						1	3
Current - Non-U.S.					4	3
Current income tax provision					1	4	3
Deferred - Federal					3	(57)	(38)
Deferred - State					(1)	7	(11)
Deferred - Non-U.S.					(1)	(1)	(3)
Deferred income tax benefit			(3)	(17)	1	(51)	(52)
Expense (benefit) for income taxes	$ 2	$ 4	$ (3)	$ (15)	$ 2	$ (47)	$ (49)